13F-HR

                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number: 028-12897 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts               Atlanta, GA                      12-May-08
-----------------------       -----------------------          ---------------
Signature                      City     State                     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:

**Confidential information has been omitted from the public 13F form and has been filed separately with the SEC with a request for confidential treatment.

Number of Other Included Managers:
Form 13F Information Table Entry Total:                           50

Form 13F Information Table Value Total:                       88,334

List of Other Included Managers:                               None


                                                                                                                   VOTING AUTHORITY

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ISSUER NAME                      TITLE                CUSIP    MKT VAL   SHARES  INVESTMENT   DISCRETION   OTHER  SOLE  SHARED  NONE
                                OF CLASS                     (X $1000)             SOLE(A)      SHARED     MNGRS
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***GLOBAL SOURCES LTD             ORD               G39300101    4733   318750      SOLE                        73000         245750
***SCHLUMBERGER LTD               COM               806857108     261     3000      SOLE                         3000              0
BAKER HUGHES INC                  COM                57224107     240     3500      SOLE                         3500
CHARLES RIVER LABORATORIES        COM               159864107     884    15000      SOLE                        15000
CHESAPEAKE ENERGY CORP            COM               165167107     125     2700      SOLE                         2700
COMTECH GROUP INC                 COM NEW           205821200    2187   202750      SOLE                        70000         132750
CONNS INC                         COM               208242107    5286   324089      SOLE                       100000         224089
CRAWFORD & CO-CL A                CL A              224633206     199    44115      SOLE                        44115
DOLLAR FINL CORP                  COM               256664103     460    20000      SOLE                        20000
EATON CORP                        COM               278058102     813    10200      SOLE                        10200
ENERGIZER HOLDINGS INC            COM               29266R108     280    30905      SOLE                        10000          20905
EV ENERGY PARTNERS L P            COM UNITS         26926V107    1393    54300      SOLE                        50000           4300
FIRST CASH INC                    COM               31942D107     413    40000      SOLE                        40000
FOUNDRY NETWORKS INC              COM               35063R100     695    60000      SOLE                        60000
GENERAL ELECTRIC CO               COM               369604103    1724   103670      SOLE                        40000          63670
GLOBAL INDUSTRIES LTD             COM               379336100    3243   201575      SOLE                        45000         156575
HEWLETT PACKARD CO                COM               428236103     639    14000      SOLE                        14000
INVERNESS MEDICAL INNOVATIONS     COM               46126p106    4254   141330      SOLE                        45000          96330
ISHARES TR FTSE XINHUA HK CHINA   FTSE XNHUA IDX    464287184    1081     8000      SOLE                         8000
LADISH CO INC NEW                 COM NEW           505754200    1080    30000      SOLE                        30000
LAYNE INC                         COM               521050104     525    15000      SOLE                        15000
MCKESSON HBOC INC COM             COM               58155Q103     524    10000      SOLE                        10000
MEDCATH CORP                      COM               58404W109    3763   206767      SOLE                        70000         136767
MGIC INVESTMENT CORP-WIS          COM               552848103     263    25000      SOLE                        25000
MICROSOFT CORP                    COM               594918104     766    27000      SOLE                        27000
NATIONAL-OILWELL INC              COM               637071101     263     4500      SOLE                         4500
NETGEAR INC                       COM               64111A104     495    25000      SOLE                        25000
NII HLDGS INC                     CL B NEW          62913F201    4944   155570      SOLE                        50000         105570
ON ASSIGNMENT INC                 COM               682159108    1687   265675      SOLE                        90000         175675
PETROLEO BRASILEIRO SA ADR        SPONSORED ADR     71654v408    2341    22930      SOLE                         3000          19930
PROSHARES TR                      ULTRA SHRT MSCI   74347R354     823    10000      SOLE                        10000
Proshares Trust Ultrashort        REAL EST PRO      74347R552     993    10000      SOLE                        10000
TEREX CORP NEW                    COM               880779103     625    10000      SOLE                        10000
TRANSOCEAN INC.                   SHS              G910073100     270     2000      SOLE                         2000
AMERICAN MOVIL ADR                SPON ADR L SHS    02364W105    3654    57370      SOLE                        57370          57370
CVS CAREMARK                      COM               126650100    2298    56730      SOLE                        56730          56730
CORE LABORATORIES                 COM               N22717107    1829    15335      SOLE                        15335          15335
EZCORP INC                        CL A NON VTG      302301106    2784   226235      SOLE                                      226235
EXXON MOBIL                       COM               30231g102     213     2523      SOLE                         2523           2523
FREEPRT-MCMRAN                    COM               35671D857    2499    25977      SOLE                        25977          25977
GENL DYNAMICS CORP                COM               369550108    3234    38795      SOLE                        38795          38795
HALLIBURTON                       COM               406216101    2125    54040      SOLE                        54040          54040
HURON                             COM               447462102    4253   102380      SOLE                                      102380
INFOSYS                           SPONSORED ADR     456788108    1764    49305      SOLE                        49305          49305
LIBERTY GLOBAL INC                COM SER A         530555101    1853    54375      SOLE                        54375          54375
SANDERS MORRIS HARRIS             COM               80000Q104     606    74213      SOLE                        74213          74213
TRIUMPH GROUP                     COM               896818101    3178    55815      SOLE                        55815          55815
WEATHERFORD INTL                  COM               G95089901    2031    28020      SOLE                        28020          28020
ENERGY TRANSFER EQUITY            COM UT LTD PTN    29273V100    2664    85277      SOLE                        82577          82577
GLOBAL SOURCES LTD                ORD               G39300101    3649   245750      SOLE                                      245750
